UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08327

Name of Fund:  BlackRock Global Growth Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Global Growth Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)                                                     (in U.S. dollars)

                                                             Shares
                      Industry                                 Held    Common Stocks                                     Value
Africa

South Africa - 1.3%   Commercial Banks - 0.2%               135,000    Standard Bank Group Ltd.                    $    2,083,027

                      Construction Materials - 0.3%         410,334    Pretoria Portland Cement Co. Ltd.                2,731,540

                      Health Care Providers &               719,300    Network Healthcare Holdings Ltd.                 1,226,140
                      Services - 0.1%

                      Industrial Conglomerates - 0.2%        91,800    Barloworld Ltd.                                  1,538,004

                      Media - 0.2%                           75,700    Naspers Ltd.                                     2,002,351

                      Metals & Mining - 0.3%                 69,600    Impala Platinum Holdings Ltd.                    2,422,551

                                                                       Total Common Stocks in Africa - 1.3%            12,003,613


Europe

France - 3.5%         Construction & Engineering - 0.4%      50,000    Vinci SA                                         3,984,346

                      Electric Utilities - 0.5%              34,100    Electricite de France SA                         4,145,578

                      Electrical Equipment - 1.0%            23,300    Alstom                                           5,221,068
                                                              3,000    Areva SA                                         3,293,131
                                                                                                                   --------------
                                                                                                                        8,514,199

                      Multi-Utilities - 1.1%                109,125    Veolia Environnement SA                         10,084,743

                      Textiles, Apparel &                    35,500    LVMH Moet Hennessy Louis Vuitton SA              4,307,468
                      Luxury Goods - 0.5%

                                                                       Total Common Stocks in France                   31,036,334

Germany - 2.3%        Automobiles - 0.5%                      2,200    Porsche Automobil Holding SE                     4,833,531

                      Chemicals - 0.7%                       22,200    Wacker Chemie AG                                 6,179,171

                      Diversified Financial                  39,900    Deutsche Boerse AG                               7,484,424
                      Services - 0.8%

                      Industrial Conglomerates - 0.3%        19,600    Siemens AG                                       2,974,050

                                                                       Total Common Stocks in Germany                  21,471,176

Italy - 0.7%          Commercial Banks - 0.7%               677,900    UniCredito Italiano SpA                          5,773,877

                                                                       Total Common Stocks in Italy                     5,773,877

Norway - 0.6%         Electrical Equipment - 0.6%           111,100    Renewable Energy Corp. AS (a)                    5,447,846

                                                                       Total Common Stocks in Norway                    5,447,846

Spain - 0.6%          Diversified Financial                  73,500    Bolsas y Mercados Espanoles                      5,254,839
                      Services - 0.6%

                                                                       Total Common Stocks in Spain                     5,254,839

Switzerland - 5.3%    Commercial Services &                   3,300    SGS SA                                           4,099,687
                      Supplies - 0.5%

                      Electrical Equipment - 1.2%           376,800    ABB Ltd.                                        11,039,004

                      Food Products - 1.1%                   20,900    Nestle SA Registered Shares                     10,020,485

                      Life Sciences Tools &                  73,200    Lonza Group AG Registered Shares                 8,544,471
                      Services - 1.0%

                      Oil, Gas & Consumable                  29,600    Petroplus Holdings AG (a)                        2,417,553
                      Fuels - 0.3%

                      Pharmaceuticals - 0.7%                 33,100    Roche Holding AG                                 6,298,221

                      Textiles, Apparel &                    80,100    The Registered Shares Swatch Group Ltd.          4,377,900
                      Luxury Goods - 0.5%

                                                                       Total Common Stocks in Switzerland              46,797,321

United Kingdom -      Beverages - 1.1%                      438,700    Diageo Plc                                       9,858,123
2.4%
                      Commercial Banks - 0.8%               171,000    Standard Chartered Plc                           6,728,906

                      Commercial Services &                 237,500    Intertek Group Plc                               4,418,945
                      Supplies - 0.5%

                                                                       Total Common Stocks in the United Kingdom       21,005,974

                                                                       Total Common Stocks in Europe - 15.4%          136,787,367


Latin America

Brazil - 3.8%         Beverages - 0.6%                       72,300    Cia de Bebidas das Americas
                                                                       (Preference Shares) (d)(e)                       5,428,284

                      Commercial Banks - 0.5%               133,400    Banco Bradesco SA (d)                            4,288,810

                      Diversified Financial                 213,300    Bovespa Holding SA (a)                           4,033,508
                      Services - 0.5%

                      Media - 0.6%                          333,703    NET Servicos de Comunicacao SA
                                                                       (Preference Shares) (a)                          4,951,470

                      Metals & Mining - 0.3%                 73,000    Companhia Vale do Rio Doce
                                                                       (Common Shares) (d)                              2,524,340

                      Multiline Retail - 0.5%               183,100    Lojas Renner SA                                  4,289,731

                      Oil, Gas & Consumable                  70,200    Petroleo Brasileiro SA (d)                       6,760,260
                      Fuels - 0.8%

                                                                       Total Common Stocks in Brazil                   32,276,403

Mexico - 0.6%         Wireless Telecommunication             87,300    America Movil, SA de CV (d)                      5,382,918
                      Services - 0.6%

                                                                       Total Common Stocks in Mexico                    5,382,918

                                                                       Total Common Stocks in Latin America - 4.4%     37,659,321


Middle East

Israel - 0.9%         Pharmaceuticals - 0.9%                172,800    Teva Pharmaceutical Industries Ltd. (d)          7,712,064

                                                                       Total Common Stocks in the
                                                                       Middle East - 0.9%                               7,712,064


North America

Bermuda - 0.2%        Energy Equipment & Services - 0.2%     98,100    SeaDrill Ltd. (a)                                2,131,071

                                                                       Total Common Stocks in Bermuda                   2,131,071

Canada - 4.3%         Chemicals - 1.1%                       80,100    Potash Corp. of Saskatchewan, Inc.               9,543,999

                      Commercial Banks - 1.0%                66,700    Bank of Nova Scotia                              3,525,271
                                                             96,300    Royal Bank of Canada                             5,104,155
                                                                                                                   --------------
                                                                                                                        8,629,426

                      Diversified Financial                  51,400    TSX Group, Inc.                                  2,767,000
                      Services - 0.3%

                      Energy Equipment & Services - 0.2%    134,800    Ensign Resource Service Group                    1,966,830

                      Food & Staples Retailing - 0.7%       108,200    Shoppers Drug Mart Corp.                         5,936,149

                      Metals & Mining - 0.7%                109,900    Barrick Gold Corp.                               4,452,049
                                                             40,200    Teck Cominco Ltd. Class B                        1,539,737
                                                                                                                   --------------
                                                                                                                        5,991,786

                      Oil, Gas & Consumable                  74,000    Cameco Corp.                                     3,068,934
                      Fuels - 0.3%

                                                                       Total Common Stocks in Canada                   37,904,123

Cayman Islands -      Internet Software &                   460,600    Alibaba.com Ltd. (a)                             2,363,356
0.3%                  Services - 0.3%

                                                                       Total Common Stocks in the Cayman Islands        2,363,356

United States -       Aerospace & Defense - 0.6%             35,700    Precision Castparts Corp.                        5,260,038
36.3%
                      Beverages - 1.1%                      120,500    PepsiCo, Inc.                                    9,300,190

                      Capital Markets - 0.6%                 62,900    Northern Trust Corp.                             5,094,271

                      Chemicals - 1.4%                      120,600    Monsanto Co.                                    11,984,022

                      Commercial Services &                 146,200    FTI Consulting, Inc. (a)                         8,333,400
                      Supplies - 0.9%

                      Communications Equipment - 1.7%       539,300    Cisco Systems, Inc. (a)                         15,111,186

                      Computers & Peripherals - 2.9%         50,900    Apple Computer, Inc. (a)                         9,274,998
                                                            414,600    EMC Corp. (a)                                    7,989,342
                                                            161,800    Hewlett-Packard Co.                              8,277,688
                                                                                                                   --------------
                                                                                                                       25,542,028

                      Construction & Engineering - 1.0%     106,800    Jacobs Engineering Group, Inc. (a)               8,946,636

                      Diversified Financial                   7,600    CME Group, Inc.                                  5,005,360
                      Services - 0.6%

                      Electrical Equipment - 1.6%            83,500    General Cable Corp. (a)                          6,210,730
                                                            128,300    Roper Industries, Inc.                           8,140,635
                                                                                                                   --------------
                                                                                                                       14,351,365

                      Energy Equipment & Services - 1.8%     37,000    Core Laboratories NV (a)                         4,338,250
                                                             79,900    National Oilwell Varco, Inc. (a)                 5,445,185
                                                             64,800    Schlumberger Ltd.                                6,055,560
                                                                                                                   --------------
                                                                                                                       15,838,995

                      Food & Staples Retailing - 1.0%       223,200    CVS/Caremark Corp.                               8,948,088

                      Food Products - 0.7%                   53,400    Bunge Ltd.                                       5,998,956

                      Health Care Equipment &               101,300    Hologic, Inc. (a)                                6,725,307
                      Supplies - 1.5%                        20,100    Intuitive Surgical, Inc. (a)                     6,586,368
                                                                                                                   --------------
                                                                                                                       13,311,675

                      Health Care Providers &               129,700    Aetna, Inc.                                      7,247,636
                      Services - 0.8%

                      Hotels, Restaurants &                 162,900    McDonald's Corp.                                 9,524,763
                      Leisure - 1.1%

                      Household Products - 1.9%             220,800    The Procter & Gamble Co.                        16,339,200

                      Industrial Conglomerates - 0.9%       213,600    General Electric Co.                             8,178,744

                      Internet & Catalog Retail - 0.9%       85,400    Amazon.com, Inc. (a)                             7,733,824

                      Internet Software &                   119,400    eBay, Inc. (a)                                   4,003,482
                      Services - 2.4%                        25,200    Google, Inc. Class A (a)                        17,463,600
                                                                                                                   --------------
                                                                                                                       21,467,082

                      Life Sciences Tools &                 123,800    Thermo Fisher Scientific, Inc. (a)               7,135,832
                      Services - 1.4%                        65,500    Waters Corp. (a)                                 5,111,620
                                                                                                                   --------------
                                                                                                                       12,247,452

                      Machinery - 2.4%                       70,100    Deere & Co.                                     12,043,180
                                                            116,200    Joy Global, Inc.                                 6,739,600
                                                             34,500    Terex Corp. (a)                                  2,223,525
                                                                                                                   --------------
                                                                                                                       21,006,305

                      Metals & Mining - 0.9%                 77,100    Freeport-McMoRan Copper & Gold, Inc. Class B     7,627,503

                      Oil, Gas & Consumable Fuels - 0.5%     72,000    Consol Energy, Inc.                              4,268,160

                      Pharmaceuticals - 0.8%                121,800    Merck & Co., Inc.                                7,230,048

                      Semiconductors & Semiconductor
                      Equipment - 0.9%                      169,200    Intel Corp.                                      4,412,736
                                                            120,900    Nvidia Corp. (a)                                 3,813,186
                                                                                                                   --------------
                                                                                                                        8,225,922

                      Software - 2.1%                       433,100    Microsoft Corp.                                 14,552,160
                                                            171,900    Oracle Corp. (a)                                 3,468,942
                                                                                                                   --------------
                                                                                                                       18,021,102

                      Tobacco - 1.1%                        124,000    Altria Group, Inc.                               9,617,440

                      Wireless Telecommunication            186,600    SBA Communications Corp. Class A (a)             6,986,304
                      Services - 0.8%

                                                                       Total Common Stocks in the United States       318,747,695

                                                                       Total Common Stocks in North America -
                                                                       41.1%                                          361,146,245


Pacific Basin

Australia - 12.1%     Biotechnology - 0.8%                  215,700    CSL Ltd.                                         6,642,579

                      Capital Markets - 0.7%              1,172,400    Australian Wealth Management Ltd.                2,795,595
                                                             63,100    Perpetual Trustees Australia Ltd.                3,788,307
                                                                                                                   --------------
                                                                                                                        6,583,902

                      Chemicals - 0.9%                       33,400    Incitec Pivot Ltd.                               2,682,183
                                                            165,300    Nufarm Ltd.                                      2,458,383
                                                            119,400    Orica Ltd.                                       2,948,330
                                                                                                                   --------------
                                                                                                                        8,088,895

                      Commercial Banks - 1.0%               145,400    National Australia Bank Ltd.                     4,918,106
                                                            138,800    Westpac Banking Corp.                            3,472,727
                                                                                                                   --------------
                                                                                                                        8,390,832

                      Commercial Services &                 309,500    Seek Ltd.                                        2,159,347
                      Supplies - 0.2%

                      Construction & Engineering -        1,532,200    Boart Longyear Group (a)                         3,261,123
                      1.7%                                  215,400    Leighton Holdings Ltd.                          11,556,508
                                                                                                                   --------------
                                                                                                                       14,817,631

                      Diversified Financial                 122,000    Australian Stock Exchange Ltd.                   6,076,781
                      Services - 0.7%

                      Energy Equipment &                    180,222    WorleyParsons Ltd.                               7,970,889
                      Services - 0.9%

                      Health Care Equipment &                88,200    Cochlear Ltd.                                    5,873,976
                      Supplies - 0.7%

                      Insurance - 0.8%                      240,200    QBE Insurance Group Ltd.                         6,877,343

                      Metals & Mining - 1.7%                178,500    BHP Billiton Ltd.                                6,775,468
                                                          1,291,552    Lihir Gold Ltd. (a)                              4,459,881
                                                            250,100    Zinifex Ltd.                                     3,189,448
                                                                                                                   --------------
                                                                                                                       14,424,797

                      Oil, Gas & Consumable                 385,700    Origin Energy Ltd.                               2,963,491
                      Fuels - 1.1%                          330,900    Paladin Resources Ltd. (a)(e)                    1,987,194
                                                            119,100    Woodside Petroleum Ltd.                          5,100,334
                                                                                                                   --------------
                                                                                                                       10,051,019

                      Transportation Infrastructure -     1,579,200    Macquarie Infrastructure Group                   4,490,841
                      0.9%
                                                            501,800    Transurban Group                                 3,186,355
                                                                                                                   --------------
                                                                                                                        7,677,196

                                                                       Total Common Stocks in Australia               105,635,189

China - 2.3%          Electrical Equipment - 0.4%            45,300    Suntech Power Holdings Co. Ltd. (a)(d)           3,586,401

                      Media - 0.5%                           71,200    Focus Media Holding Ltd. (a)(d)(e)               4,018,528

                      Metals & Mining - 0.5%              1,892,500    China Molybdenum Co. Ltd. (a)                    4,229,349

                      Oil, Gas & Consumable               1,303,700    China Shenhua Energy Co. Ltd. Class H            7,727,478
                      Fuels - 0.9%

                                                                       Total Common Stocks in China                    19,561,756

Hong Kong - 9.1%      Chemicals - 0.4%                    4,535,300    Sinofert Holdings Ltd.                           3,634,787

                      Commercial Banks - 0.5%               217,600    Hang Seng Bank Ltd.                              4,144,656

                      Communications Equipment - 0.3%       563,400    ZTE Corp.                                        2,691,833

                      Distributors - 0.8%                 1,655,000    China Resources Enterprise, Ltd.                 6,929,533

                      Diversified Financial                 345,000    Hong Kong Exchanges and Clearing Ltd.           10,475,022
                      Services - 1.2%

                      Electric Utilities - 0.6%           1,380,900    Cheung Kong Infrastructure Holdings Ltd.         5,311,870

                      Food Products - 1.0%                4,846,433    Chaoda Modern Agriculture Holdings Ltd.          4,556,398
                                                          1,092,800    China Mengniu Dairy Co., Ltd.                    3,922,933
                                                                                                                   --------------
                                                                                                                        8,479,331

                      Industrial Conglomerates - 0.6%     1,439,300    NWS Holdings Ltd.                                4,991,183

                      Real Estate Management &              486,900    Henderson Land Development Co., Ltd.             4,293,077
                      Development - 1.3%
                                                          2,132,300    Midland Holdings Ltd.                            3,160,403
                                                            185,300    Sun Hung Kai Properties Ltd.                     3,836,444
                                                                                                                   --------------
                                                                                                                       11,289,924

                      Specialty Retail - 0.4%               253,000    Esprit Holdings Ltd.                             3,795,349

                      Transportation Infrastructure -     1,106,600    COSCO Pacific Ltd.                               3,069,961
                      1.1%                                  657,200    China Merchants Holdings International Co.,
                                                                       Ltd.                                             4,262,627
                                                            527,800    Hopewell Holdings Ltd.                           2,406,502
                                                                                                                   --------------
                                                                                                                        9,739,089

                      Wireless Telecommunication            417,400    China Mobile Ltd.                                7,526,758
                      Services - 0.9%

                                                                       Total Common Stocks in Hong Kong                79,009,336

India - 7.6%          Automobiles - 0.2%                     85,000    Tata Motors Ltd.                                 1,571,186

                      Commercial Banks - 0.6%               122,100    HDFC Bank Ltd.                                   5,288,124

                      Construction & Engineering - 1.7%     100,200    Jaiprakash Associates Ltd.                       4,593,775
                                                             95,200    Larsen & Toubro Ltd.                             9,919,420
                                                                                                                   --------------
                                                                                                                       14,513,195

                      Electrical Equipment - 0.9%            80,400    Bharat Heavy Electricals Ltd.                    5,436,765
                                                             54,100    Suzlon Energy Ltd.                               2,589,905
                                                                                                                   --------------
                                                                                                                        8,026,670

                      IT Services - 0.8%                     79,900    Infosys Technologies Ltd.                        3,231,287
                                                            198,200    Satyam Computer Services Ltd.                    2,201,583
                                                             86,300    Tata Consultancy Services Ltd.                   2,204,489
                                                                                                                   --------------
                                                                                                                        7,637,359

                      Industrial Conglomerates - 0.3%        51,000    Siemens India Ltd.                               2,337,377

                      Media - 0.2%                          245,600    Zee Telefilms Ltd.                               1,784,435

                      Metals & Mining - 1.1%                596,700    Hindalco Industries Ltd.                         2,791,878
                                                            277,000    Sterlite Industries India Ltd.                   7,214,583
                                                                                                                   --------------
                                                                                                                       10,006,461

                      Oil, Gas & Consumable                  95,500    Reliance Industries Ltd.                         6,872,746
                      Fuels - 0.8%

                      Pharmaceuticals - 0.2%                 70,300    Sun Pharma Advanced Research Co., Ltd. (a)         164,373
                                                             70,300    Sun Pharmaceuticals Industries Ltd.              1,956,159
                                                                                                                   --------------
                                                                                                                        2,120,531

                      Wireless Telecommunication            164,300    Bharti Tele-Ventures Ltd. (a)                    3,895,517
                      Services - 0.8%                       202,400    Reliance Communication Ventures Ltd.             3,447,823
                                                                                                                   --------------
                                                                                                                        7,343,340

                                                                       Total Common Stocks in India                    67,501,425

Japan - 3.0%          Chemicals - 0.3%                      107,000    JSR Corp.                                        2,575,935

                      Office Electronics - 0.6%              99,200    Canon, Inc.                                      5,186,987

                      Road & Rail - 0.3%                        330    East Japan Railway Co.                           2,726,365

                      Software - 1.0%                        14,200    Nintendo Co., Ltd.                               8,626,198

                      Trading Companies &                   201,500    Mitsui & Co., Ltd.                               4,587,994
                      Distributors - 0.5%

                      Wireless Telecommunication              1,900    NTT DoCoMo, Inc.                                 2,992,395
                      Services - 0.3%

                                                                       Total Common Stocks in Japan                    26,695,874

Singapore - 0.9%      Food Products - 0.4%                1,164,000    Wilmar International Ltd.                        3,504,862

                      Industrial Conglomerates - 0.5%       493,600    Keppel Corp. Ltd.                                4,567,845

                                                                       Total Common Stocks in Singapore                 8,072,707

South Korea - 0.5%    Construction & Engineering - 0.5%      18,100    Doosan Heavy Industries and
                                                                       Construction Co. Ltd.                            2,750,909
                                                             11,200    GS Engineering & Construction Corp.              1,963,632

                                                                       Total Common Stocks in South Korea               4,714,541

                                                                       Total Common Stocks in the
                                                                       Pacific Basin - 35.5%                          311,190,828

                                                                       Total Common Stocks
                                                                       (Cost - $624,317,824) - 98.6%                  866,499,438


                                                         Beneficial
                                                           Interest    Short-Term Securities                                Value
                                                     $   34,277,407    BlackRock Liquidity Series,
                                                                       LLC Cash Sweep Series, 4.75% (b)(c)         $   34,277,407
                                                          9,840,000    BlackRock Liquidity Series,
                                                                       LLC Money Market Series, 4.85% (b)(c)(f)         9,840,000

                                                                       Total Short-Term Securities
                                                                       (Cost - $44,117,407) - 5.0%                     44,117,407

                                                                       Total Investments (Cost - $668,435,231*) -
                                                                       103.6%                                         910,616,845
                                                                       Liabilities in Excess of Other Assets -
                                                                       (3.6%)                                        (32,082,071)
                                                                                                                   --------------
                                                                       Net Assets - 100.0%                         $  878,534,774
                                                                                                                   ==============




 * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $        668,820,171
                                             ====================
    Gross unrealized appreciation            $        244,793,713
    Gross unrealized depreciation                     (2,997,039)
                                             --------------------
    Net unrealized appreciation              $        241,796,674
                                             ====================

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                 Net                  Interest
    Affiliate                                  Activity                Income

    BlackRock Liquidity Series,
    LLC Cash Sweep Series                   $   16,578,853          $   237,595
    Black Rock Liquidity Series,
    LLC Money Market Series                 $    6,926,850          $     9,778

(c) Represents the current yield as of November 30, 2007.

(d) Depositary receipts.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with the cash proceeds from securities loans.

 o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.




Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Growth Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Global Growth Fund, Inc.


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Global Growth Fund, Inc.


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Global Growth Fund, Inc.


Date: January 16, 2008